STATEMENT OF INVESTMENTS
BNY Mellon Municipal Bond Infrastructure Fund, Inc.

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .6%
Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M048 (cost $1,510,890)	3.15	1/15/2036	1,500,000		1,599,810

Long-Term Municipal Investments - 126.4%
Alabama - 2.5%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.75	6/1/2045	1,500,000		1,677,000
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,350,000		2,653,714
Jefferson County, Revenue Bonds, Refunding, Ser. F	0/7.90	10/1/2050	2,500,000	[a]	2,407,925
				6,738,639
Arizona - 5.5%
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2052	2,000,000	[b]	2,279,100
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional School Obligated Group)	5.00	7/1/2054	1,000,000	[b]	1,096,780
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	5,000,000		6,675,550
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects)	5.00	7/1/2045	2,000,000	[b]	2,133,020
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	1,390,000	[b]	1,434,994

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 126.4% (continued)
Arizona - 5.5% (continued)
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	1,000,000	[b]	1,028,710
				14,648,154
California - 10.7%
California Public Finance Authority, Revenue Bonds, Ser. A	5.00	7/1/2032	725,000	[b]	731,728
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,035,000		2,339,314
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	1,875,000	[b]	2,161,537
Golden Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	2,500,000		2,572,275
Long Beach Bond Finance Authority, Revenue Bonds, Ser. A	5.50	11/15/2037	5,000,000		7,056,050
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2044	3,250,000		3,635,417
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	2,500,000		2,752,675
Tender Option Bond Trust Receipts (Series 2019-XF2838), (San Francisco California City & County Airports Community International Airport, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 4.00	11.01	5/1/2050	1,100,000	[b,c,d]	1,559,932
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. J	5.00	5/15/2043	5,000,000		5,545,450
				28,354,378
Colorado - 4.9%
Colorado Health Facilities Authority, Revenue Bonds (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2044	2,500,000		2,777,950
Denver City & County Airport System, Revenue Bonds, Ser. A	5.25	11/15/2043	5,000,000		5,617,100
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	1,910,000		2,042,993

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 126.4% (continued)
Colorado - 4.9% (continued)
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2038	1,500,000		1,567,770
Tender Option Bond Trust Receipts (Series 2019-XM0767), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health)) Recourse, Underlying Coupon Rate (%) 4.00	10.86	8/1/2049	825,000	[b,c,d]	1,049,351
				13,055,164
District of Columbia - .8%
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group)	6.00	7/1/2023	1,700,000	[e]	1,987,521
Florida - 3.9%
Davie, Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2043	4,805,000		5,317,982
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	2,000,000		2,350,960
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,163,590
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	11.18	10/1/2049	450,000	[b,c,d]	649,431
Tender Option Bond Trust Receipts (Series 2019-XF2840), (Broward County Florida Port Facilities, Revenue Bonds, Ser. B) Recourse, Underlying Coupon Rate (%) 4.00	10.78	9/1/2049	625,000	[b,c,d]	840,094
				10,322,057
Georgia - 1.8%
Fulton County Development Authority, Revenue Bonds (WellStar Health System Group Obligated Group) Ser. A	5.00	4/1/2042	1,250,000		1,460,313
Gainesville & Hall County Development Authority, Revenue Bonds, Refunding (Riverside Military Academy)	5.00	3/1/2037	1,000,000		1,098,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 126.4% (continued)
Georgia - 1.8% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate (%) 5.00	14.86	1/1/2056	515,000	[b,c,d]	833,564
Tender Option Bond Trust Receipts (Series 2019-XM0766), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta)) Recourse, Underlying Coupon Rate (%) 4.00	11.33	7/1/2049	950,000	[b,c,d]	1,366,186
				4,758,143
Illinois - 12.4%
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,500,000		3,006,025
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2035	1,500,000		1,728,630
Chicago II, GO, Ser. A	5.50	1/1/2049	2,000,000		2,363,320
Chicago O'Hare International Airport, Revenue Bonds	5.75	1/1/2043	3,750,000		4,190,775
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	2,500,000		2,953,250
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,500,000		1,742,835
Illinois, GO, Ser. C	5.00	11/1/2029	2,600,000		2,961,192
Illinois, GO, Ser. D	5.00	11/1/2026	3,500,000		3,992,240
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2053	2,500,000		2,714,350
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,425,375
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	15.01	10/1/2040	1,750,000	[b,c,d]	2,908,185
University of Illinois, Revenue Bonds, Ser. A	5.00	4/1/2044	2,500,000		2,775,125
				32,761,302
Indiana - 5.3%
Indiana Finance Authority, Revenue Bonds (Baptist Homes of Indiana Senior Living) Ser. A	6.00	11/15/2041	3,500,000		3,960,040

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 126.4% (continued)
Indiana - 5.3% (continued)
Indiana Finance Authority, Revenue Bonds (Ohio River Bridges East End Crossing Project) Ser. A	5.00	7/1/2040	5,000,000		5,450,200
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Project) Ser. A	5.00	6/1/2032	2,750,000		2,873,915
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,500,000		1,805,250
				14,089,405
Iowa - 2.9%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	7,000,000		7,610,750
Kansas - .8%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group Project) Ser. A	5.25	11/15/2053	1,000,000		1,062,060
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group Project) Ser. B	4.00	11/15/2025	1,000,000		1,041,920
				2,103,980
Kentucky - .4%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	1,000,000		1,119,960
Louisiana - .8%
Louisiana Public Facilities Authority, Revenue Bonds (Impala Warehousing LLC Project)	6.50	7/1/2036	2,000,000	[b]	2,203,600
Maryland - .4%
Rockville, Revenue Bonds (Ingleside At King Farm Project) Ser. B	5.00	11/1/2047	1,000,000		1,100,560
Massachusetts - 3.1%
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities Obligated Group) Ser. A	6.50	11/15/2023	2,000,000	[b,e]	2,409,440
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,000,000	[b]	1,096,850
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,550,000		1,887,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 126.4% (continued)
Massachusetts - 3.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	900,000		1,114,713
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	4.00	7/1/2044	1,500,000		1,641,480
				8,149,980
Michigan - 7.4%
Michigan Building Authority, Revenue Bonds, Refunding (State of Michigan)	4.00	4/15/2054	2,500,000		2,749,500
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	2,250,000		2,546,055
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2039	2,490,000		2,654,116
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2021	10,000	[e]	10,753
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.35	12/1/2034	2,500,000		2,645,925
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	41,200,000	[f]	1,411,100
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Ser. A	6.00	6/1/2034	5,000,000		5,027,250
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	10.99	11/15/2050	830,000	[b,c,d]	1,139,441
Wayne County Airport Authority, Revenue Bonds (Insured; Build America Mutual) Ser. B	5.00	12/1/2039	1,250,000		1,428,050
				19,612,190
Minnesota - .9%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	2,000,000		2,350,480

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 126.4% (continued)
Missouri - 1.6%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Louis College of Pharmacy Project)	5.50	5/1/2043	2,000,000	2,160,140
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.25	9/1/2053	1,000,000	1,130,040
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village Sunset Hills)	5.00	9/1/2042	1,000,000	1,051,730
				4,341,910
Nevada - .4%
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,000,000	1,077,140
New Jersey - 6.8%
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.13	9/15/2023	2,500,000	2,684,625
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	4,500,000	4,906,395
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	2,500,000	2,796,525
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2040	2,000,000	2,262,800
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	2,500,000	2,894,950
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2024	1,320,000	1,432,068
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,000,000	1,134,770
				18,112,133
New York - 9.3%
New York City Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium Project) (Insured; American Municipal Bond Assurance Corp.)	5.00	1/1/2036	8,000,000	8,021,920
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	7,825,000	[f] 1,197,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 126.4% (continued)
New York - 9.3% (continued)
New York Dormitory Authority, Revenue Bonds (St. John's University) Ser. A	5.00	7/1/2044	2,000,000		2,197,660
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,500,000	[b]	3,867,185
Niagara Area Development Corp., Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	2,000,000	[b]	2,112,980
Tender Option Bond Trust Receipts (Series 2017-XF2419), (Metropolitan Transportation Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	15.04	11/15/2038	3,750,000	[b,c,d]	5,299,200
Tender Option Bond Trust Receipts (Series 2019-XM0771), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)) Non-recourse, Underlying Coupon Rate (%) 4.00	11.27	11/15/2048	920,000	[b,c,d]	1,362,952
TSASC, Revenue Bonds, Refunding (TSASC) Ser. B	5.00	6/1/2048	585,000		580,607
				24,639,729
North Carolina - .4%
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000		1,099,760
Ohio - 6.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A3	6.25	6/1/2037	7,000,000		7,162,750
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,500,000		2,864,100
Muskingum County, Revenue Bonds (Genesis HealthCare System Obligated Group Project)	5.00	2/15/2044	7,000,000		7,467,950
				17,494,800
Oklahoma - .6%
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2045	1,500,000		1,697,205

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 126.4% (continued)
Pennsylvania - 8.7%
Allentown City School District, GO, Refunding (Insured; Build American Mutual) Ser. B	5.00	2/1/2032	1,455,000		1,808,623
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[b]	1,120,700
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2042	1,500,000		1,610,640
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	4,000,000		4,320,800
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	3,000,000		3,371,370
Pennsylvania Turnpike Commission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	12/1/2042	5,000,000		5,394,350
Tender Option Bond Trust Receipts (Series 2017-XF1060), (Pennsylvania State Turnpike Commission, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 4.00	11.85	12/1/2042	4,250,000	[b,c,d]	5,315,560
				22,942,043
South Carolina - 2.8%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (The Lutheran Homes of South Carolina Obligated Group)	5.13	5/1/2048	1,750,000		1,818,933
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	5,000,000		5,569,200
				7,388,133
Texas - 10.2%
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2041	2,500,000		2,699,725
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2043	1,500,000		1,697,475
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.75	8/15/2045	2,500,000		2,740,875
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	3,500,000		3,913,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 126.4% (continued)
Texas - 10.2% (continued)
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,500,000	[b]	1,624,230
North Texas Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	5.13	6/1/2022	2,750,000	[e]	3,012,322
Tender Option Bond Trust Receipts (Series 2016-XM0374), (Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bonds (Baylor Health Care System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	14.93	11/15/2038	1,855,000	[b,c,d]	2,601,786
Tender Option Bond Trust Receipts (Series 2017-XF1061), (Dallas Fort Worth International Airport, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	14.81	11/1/2045	3,750,000	[b,c,d]	4,627,162
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	3,500,000		4,069,905
				26,986,760
U.S. Related - 1.9%
Guam Waterworks Authority, Revenue Bonds	5.50	7/1/2043	3,000,000		3,289,320
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,750,000		1,833,212
				5,122,532
Utah - .6%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2039	1,400,000		1,707,440
Virginia - 5.5%
Norfolk Redevelopment & Housing Authority, Revenue Bonds (Fort Norfolk Retirement Community Obligated Group) Ser. A	5.00	1/1/2049	1,000,000		1,084,810
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes LLC Project)	5.00	1/1/2040	7,640,000		8,126,592
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco, LLC Project)	5.50	1/1/2042	5,000,000		5,432,200
				14,643,602

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 126.4% (continued)
Washington - 2.5%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000	1,099,410
Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2042	5,000,000	5,436,050
				6,535,460
Wisconsin - 4.0%
Public Finance Authority, Revenue Bonds, Refunding (Transportation Infrastructure Properties, LLC Obligated Group) Ser. B	5.00	7/1/2042	5,000,000	5,317,700
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Sauk-Prairie Memorial Hospital Obligated Group Project) Ser. A	5.38	2/1/2048	2,000,000	2,052,680
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Beaver Dam Community Hospitals) Ser. A	5.25	8/15/2034	3,000,000	3,247,620
				10,618,000
Total Long-Term Municipal Investments (cost $302,228,363)			335,372,910
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $328,101)	1.53	4/16/2020	330,000	[g,h] 328,075
Total Investments (cost $304,067,354)			127.1%	337,300,795
Cash and Receivables (Net)			1.2%	3,078,301
VMTPS, at liquidation value			(28.3%)	(75,000,000)
Net Assets Applicable to Common Shareholders			100.0%	265,379,096

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $54,853,698 or 20.67% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Held by a counterparty for open exchange traded derivative contracts.

h Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Bond Infrastructure Fund, Inc.

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	1,599,810	-	1,599,810
Municipal Securities	-	335,372,910	-	335,372,910
U.S. Treasury Securities	-	328,075	-	328,075
Other Financial Instruments:
Futures††	64,303	-	-	64,303

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

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calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is

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transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

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At November 30, 2019, accumulated net unrealized appreciation on investments was $33,233,441, consisting of $33,686,616 gross unrealized appreciation and $453,175 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.